ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES — THIRD PARTIES

Accrued expenses and other current liabilities — third parties consisted of the following:

	As of December 31,
	2024	2023
	US$	US$
Accrued salaries and benefits	60,450	68,160
Payables for R&D expenses	50,176	75,578
Payables for marketing events	84,423	48,190
Payables for purchase of property, equipment and software	68,238	51,278
Advance from customers	3,624	27,007
Deposits from third parties suppliers	22,615	19,608
VAT and other taxes payables	27,649	23,190
Payables for service fees	50,470	33,229
Bank acceptance notes and letter of credit	88	38,290
Refundable deposits in connection with the PIPE investments	—	9,699
Others	22,058	25,193
Total	389,791	419,422